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                                   B  A  R  O  N
                                   F  U  N  D  S(r)



December 7, 2007

VIA - EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:    Form N-CSRS
       Baron Investment Funds Trust - File No. 811-12112

Dear Sirs:

Attached for filing pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, please find a copy of Form N-CSR filed on behalf of Baron Investment Funds Trust and all series thereof for the period ended September 30, 2007.

If you should have any questions, please call me at 212-583-2119. Thank you.

Very truly yours,

/s/Patrick M. Patalino
---------------------
   Patrick M. Patalino
   Chief Legal Officer

PMP/ms
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